UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky	40507
(Address of Principal Executive Offices)	(Zip Code)

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
74.43% of Net Assets
AL Agriculture & Mechanical University Revenue Bonds	5.000%	11/1/2025	Aaa/AAA*/AAA@	$100,000	$104,751
AL Housing Financial Authority Single Family Mortgage	5.050	10/1/2013	Aaa	10,000	10,342
Alabama Private Colleges & University Facilities Authority	5.900	9/1/2016	Aaa/AAA*/AAA@	10,000	10,484
AL State Board Education Bishop State Community College	4.600	1/1/2021	Aaa/AAA@	100,000	102,854
AL State Board of Education Revenue Bonds Calhoun Community	5.000	5/1/2021	Aaa/AAA@	100,000	107,571
Al State Board of Education Revenue Bonds Calhoun Community	5.000	5/1/2022	Aaa/AAA@	600,000	643,938
Alabama State Docks Department Docks Facilities Revenue	5.500	10/1/2022	Aaa/AAA*/AAA@	110,000	118,649
AL State University Revenue General Tuition & Fee -Series A	5.000	1/1/2019	Aaa/AAA*/AAA@	50,000	53,305
AL Water Pollution Control Authority Revolving Fund Loan	5.500	8/15/2016	Aaa/AAA*	10,000	10,224
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2018	Aaa/AAA*/AAA@	50,000	52,463
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2022	Aaa/AAA*/AAA@	170,000	176,302
AL Water Pollution Control Authority Revolving Fund Loan	5.000	8/15/2026	Aaa/AAA*/AAA@	100,000	104,514
Alexander City AL Warrants	4.700	5/1/2021	Aaa/AAA*/AAA@	200,000	207,228
Birmingham AL Special Care Facilities Financing	5.000	6/1/2020	Aaa/AAA*	100,000	104,850
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	7/1/2020	Aaa/AAA*/AAA@	20,000	20,345
Blount County AL Water Authority Revenue	5.750	8/1/2019	Aaa/AAA*/AAA@	125,000	138,130
Central Elmore AL Water & Sewer	5.000	7/1/2021	Aaa/AAA*/AAA@	100,000	106,046
Choctaw County AL Revenue School Warrants	4.700	3/1/2017	A*	200,000	203,964
Colbert County Northwest AL Health Care Facility	5.750	6/1/2015	Aaa/AAA*/AAA@	10,000	10,211
Colbert County-Northwest AL Healthcare Authority	5.750	6/1/2020	Aaa/AAA*/AAA@	20,000	20,421
Enterprise AL Water General Obligation Bonds	5.000	10/1/2019	Aaa/AAA*/AAA@	55,000	59,300
Enterprise AL Water General Obligation Bonds	5.000	10/1/2022	Aaa/AAA*/AAA@	100,000	106,647
Enterprise AL Water General Obligation Bonds	5.000	10/1/2023	Aaa/AAA*/AAA@	450,000	480,258
Fairhope AL Utilities Revenue Warrants	5.750	12/1/2021	Aaa/AAA*	25,000	26,376
Fort Payne AL Warrants	5.500	5/1/2016	Aaa/AAA*/AAA@	10,000	10,363
Gasden AL Warrants - Series B	4.600	8/1/2022	Aaa/AAA@	100,000	103,374
Hoover AL Board of Education Capital Outlay Warrants	5.250	2/15/2026	Aaa/AAA*/AAA@	35,000	37,309
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/1/2021	Aaa/AAA*/AAA@	200,000	205,040
Huntsville AL Health Care Authority Series A	5.000	6/1/2023	Aaa/AAA*/AAA@	140,000	145,775
Huntsville AL Health Care Authority Series A Revenue Bonds	5.000	6/1/2024	Aaa/AAA*	100,000	105,246
Huntsville AL Health Care Authority Series A	5.400	6/1/2022	Aaa/AAA*/AAA@	50,000	55,087
Huntsville AL Public Building Authority Lease Revenue	5.125	10/1/2022	Aaa/AAA*/AAA@	200,000	215,030
Huntsville AL Public Educational Building - A&M	5.600	6/1/2014	A*	20,000	21,393
Huntsville AL Public Educational Building	6.050	6/1/2020	A*	150,000	161,529
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	6/1/2018	Aaa/AAA*/AAA@	30,000	32,456
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	6/1/2021	Aaa/AAA*/AAA@	50,000	53,735
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	6/1/2026	Aaa/AAA*/AAA@	75,000	78,644
Jefferson County AL Board of Education Capital Outlay	5.800	2/15/2020	AAA*/AAA@	10,000	10,565
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2020	Aaa/AAA*/AAA@	50,000	53,036
Lauderdale County & Florence AL Health Care Authority	5.250	7/1/2019	Aaa/AAA*/AAA@	30,000	31,945
Lee County AL School Warrants	5.000	2/1/2018	Aaa/AAA@	100,000	107,161
Lee County AL School Warrants Limited Obligation	5.000	2/1/2021	Aaa/AAA@	75,000	79,534
Linden AL Warrants	5.250	6/1/2023	AA*	25,000	26,365
Madison AL School Warrants - Series B	5.000	2/1/2023	Aaa/AAA*/AAA@	150,000	157,334
Mobile AL Limited Obligation Tax Warrants	5.500	2/15/2023	A1	35,000	37,069
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	9/1/2019	Aaa/AAA*/AAA@	50,000	53,311
Morgan County AL Water and Sewer General Obligation Warrant	5.000	4/1/2028	Aaa	100,000	105,091
Muscle Shoals AL Refunded Warrants	4.600	8/1/2024	Aaa/AAA*/AAA@	250,000	257,000
Northwest AL Gas District Gas System Revenue	5.900	5/1/2020	Aaa/AAA@	35,000	37,788
Phenix City AL School Warrants	5.450	8/1/2016	Aaa/AAA*/AAA@	10,000	11,064
Roanoke AL Warrants	4.450	5/1/2020	Aaa/AAA*/AAA@	150,000	153,699
St Clair County Board of Education School Tax Anticipation	5.500	2/1/2016	Aaa/AAA*/AAA@	10,000	10,867
St Clair County AL Board Education School Tax Warrants	4.400	2/1/2022	Aaa/AAA*/AAA@	50,000	50,907
Southeast AL Gas District System Revenue Series A	5.500	6/1/2020	Aaa/AAA@	10,000	10,999
Sylacauga AL Warrants	5.500	6/1/2025	Aaa/AAA@	25,000	27,383
Talladega County AL Industrial Development Revenue Bond	4.700	1/1/2022	Aaa/AAA@	100,000	104,580
Trussville AL Warrants	4.800	10/1/2021	Aaa/AAA@	85,000	88,851
Tuskegee AL Utilities Board Utilities Revenue	5.500	2/1/2022	Aaa/AAA*	70,000	73,282

University of Alabama Revenue - Birmingham	6.000	10/1/2020	Aaa/AAA*/AAA@	25,000	27,687
University of Alabama University Revenue-Huntsville	5.750	12/1/2016	Aaa/AAA*/AAA@	10,000	10,525
University AL University Revenue Hospital-Series A	5.400	9/1/2013	Aaa/AAA*/AAA@	50,000	54,879
University of Southern AL University Revenue & Capital Impa	5.000	3/15/2021	Aaa/AAA@	370,000	395,256

					6,180,328
GENERAL OBLIGATION BONDS
14.49% of Net Assets
AL State - Series A	5.000	6/1/2019	Aa3/AA*	30,000	31,806
AL State Series A	5.000	6/1/2020	Aa3/AA*	100,000	105,314
Alabama State Series B	5.000	6/1/2021	Aa3/AA*	30,000	31,581
Alabama State - Series A	4.625	9/1/2022	Aa3/AA*	100,000	104,226
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/1/2020	Baa1/A-*	50,000	53,245
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/1/2013	Baa1/A-*	15,000	16,375
Birmingham AL Warrants	4.900	1/1/2018	Aa3/AA*/AA-@	150,000	157,566
Birmingham AL Capital Improvement Warrants - Series A	5.500	8/1/2025	Aa3/AA*/AA-@	100,000	109,405
Birmingham AL Referral Warrants - Series A	5.250	5/1/2018	Aa3/AA*/AA-@	300,000	327,732
Madison AL Warrants - Series C	5.000	9/1/2018	Aaa/AAA*/AAA@	250,000	265,953

					1,203,202
PUBLIC FACILITIES REVENUE BONDS
2.69% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/1/2021	Aa3/AA*	190,000	202,113
Hoover AL Warrants Series A	5.650	1/1/2014	Aa3/AA*	10,000	11,056
Rockford AL Public Building Authority Building Revenue	5.750	9/1/2015	NR	10,000	10,586

					223,754
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.54% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	9/1/2019	Aa3	120,000	128,270

					128,270
MUNICIPAL UTILITIES
1.49% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	1/1/2017	A2/AA-*	20,000	21,147
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	1/1/2021	A2/AA-*	100,000	102,670

					123,817
HOSPITALS AND HEALTHCARE
1.33% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	2/15/2019	BBB+*	25,000	26,890
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	3/1/2018	Aa3	50,000	51,719
Montgomery AL Baptist Medical Center Special Care	5.375	9/1/2022	Aaa/AAA*	30,000	31,550

					110,158
INDUSTRIAL REVENUE BONDS
1.30% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/1/2011	BBB*	75,000	81,268
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/1/2020	BBB*	25,000	26,882

					108,150
PREREFUNDED BONDS
.39% of Net Assets
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2021	Aaa/AAA*/AAA@	30,000	32,794

					32,794
LEASE REVENUE BONDS
.25% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	2/15/2021	Aa2	20,000	20,393

					20,393
STATE AND LOCAL MORTGAGE REVENUE BONDS
.12% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	4/1/2016	Aaa	10,000	10,276

					10,276

Total Investments (cost $7,881,775)(a) -98.05% of Net Assets					$8,141,143

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$233,629
Unrealized depreciation	(12,856)

Net unrealized appreciation	$220,773

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
63.82% of Net Assets
Ballard County School District Finance Corporation	5.000%	6/1/2020	Aaa/AAA@	$1,240,000	$1,321,592
Bardstown KY Combined Utilities Revenue	5.000	12/1/2017	Aaa/AAA@	1,290,000	1,375,088
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*/AAA@	1,510,000	1,608,860
Barren County School District Finance Corporation	4.750	8/1/2022	Aaa/Aa3*/AAA@	3,085,000	3,202,508
Boone County Pollution Control Revenue - Dayton Power	4.700	1/1/2028	Aaa/AAA*/AAA@	6,095,000	6,141,992
Boone County School District Finance Corporation	5.000	5/1/2023	Aaa/AAA*	4,070,000	4,305,531
Boone County School District Finance Corporation	5.000	5/1/2024	Aaa/AAA*	4,265,000	4,492,922
Boone County KY Water - Florence	5.000	12/1/2015	Aaa/AAA*	1,000,000	1,069,320
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/AAA*	1,805,000	1,918,877
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2018	Aaa/AAA*	1,900,000	2,016,660
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,219,511
Bullitt County School District Finance Corporation	4.750	7/1/2022	Aaa/AAA@	2,440,000	2,531,842
Cambell & Kenton Counties Sanitation District Number 1	5.000	8/1/2017	Aaa/AAA*/AAA@	1,000,000	1,069,180
Carrollton & Henderson KY Public Energy Authority Gas Reven	5.000	1/1/2007	Aaa/AAA*/AAA@	1,000,000	1,025,360
Carter County Detention Center	5.125	5/1/2029	Aaa/AAA*	960,000	1,021,738
Easter Kentucky University Consolidated Educational Buildin	5.000	5/1/2021	Aaa/AAA*	1,580,000	1,677,296
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*/AAA@	2,285,000	2,450,228
Fayette County School District Finance Corporation	5.000	4/1/2024	Aaa/AAA*/AAA@	6,985,000	7,430,364
Fayette County School District Finance Corporation	5.000	4/1/2025	Aaa/AAA*/AAA@	7,340,000	7,778,418
Fayette County School District Finance Corporation	4.500	3/1/2022	Aaa/AA-*/AAA@	4,100,000	4,182,820
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*/AAA@	780,000	780,796
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	2/1/2025	AAA*	3,340,000	3,341,937
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,299,768
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,613,841
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,739,130
Jefferson County KY Health Facilities University Medical Ct	5.500	7/1/2017	Aaa/AAA*	8,675,000	9,083,419
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*/AAA@	1,000,000	1,044,410
Jefferson County Ky School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*/AAA@	1,000,000	1,069,400
Jefferson County School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*/AAA@	2,000,000	2,136,600
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*/AAA@	2,940,000	3,060,775
Jefferson County KY School District Finance Corporation	3.500	1/1/2014	Aaa/AAA*/AAA@	1,000,000	983,050
Jefferson County KY School District - Series A	5.500	1/1/2014	Aaa/AAA*/AAA@	2,275,000	2,558,647
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*/AAA@	1,500,000	1,583,280
Kenton County School District Finance Corporation	5.000	6/1/2021	Aaa/Aa3*/AAA@	4,055,000	4,306,613
Kentucky Asset/Liability Commission General Fund	5.000	5/1/2020	Aaa/AAA*/AAA@	2,000,000	2,133,260
KY ASSET LIABILITY COMMUNITY GENERAL FUND	5.000	5/1/2024	Aaa/AAA*/AAA@	5,880,000	6,219,276
KY Asset Liability Project Notes	5.000	9/1/2015	Aaa/AAA*/AAA@	6,000,000	6,520,800
Kentucky Economic Development Finance Authority-Ashland Hos	5.000	2/1/2018	Aaa/AAA*/AAA@	1,500,000	1,559,085
Kentucky Development Finance Authority-St Clair Medical	5.875	9/1/2013	AAA*	2,000,000	2,022,100
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,527,425
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	6,822,660
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A*	1,000,000	1,048,780
Kentucky Development Authority-South Central Nursing	6.000	7/1/2027	Aaa/AAA*/AAA@	2,445,000	2,643,118
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,367,307
Kentucky Housing Corporation	4.650	7/1/2023	Aaa/AAA*	3,595,000	3,609,200
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	870,000	911,029
Kentucky Housing Corporation	4.400	1/1/2017	Aaa/AAA*	1,000,000	1,009,750
Kentucky Housing Corporation	4.850	1/1/2024	Aaa/AAA*	2,000,000	2,040,000
Kentucky State Property & Building Commission Project #64	5.500	5/1/2017	Aaa/AAA*/AAA@	8,000,000	8,664,160
KY State Property & Buildings Commission #73	5.000	11/1/2021	Aaa/AAA*/AAA@	1,000,000	1,061,770
KY State Property & Buildings Project #72	5.375	10/1/2016	Aaa/AAA*/AAA@	5,000,000	5,517,800
Kentucky State Property & Building #83	5.000	10/1/2013	Aaa/AAA*/AAA@	610,000	664,937
Kentucky State Property & Building Commission Project #83	5.000	10/1/2017	Aaa/AAA*/AAA@	5,000,000	5,467,950
Kentucky State Property & Building	5.000	10/1/2018	Aaa/AAA*/AAA@	7,750,000	19,536,005
Kentucky State Property & Building #83	5.250	10/1/2020	Aaa/AAA*/AAA@	4,220,000	27,376,350
KY State Property & Buildings #74	5.000	2/1/2022	Aaa/AAA*/AAA@	3,000,000	3,246,480
Kentucky State Property & Buildings #73	5.500	11/1/2017	Aaa/AAA*/AAA@	1,000,000	1,107,320
Kentucky State Property & Building #73	5.000	11/1/2019	Aaa/AAA*/AAA@	1,360,000	1,446,591
Kentucky State Property & Buildings Commission #73	5.000	11/1/2020	Aaa/AAA*/AAA@	3,255,000	3,460,195
Kentucky State Property & Buildings #84	5.000	8/1/2019	Aaa/AAA*/AAA@	10,000,000	10,998,200
Kentucky State Property & Building	5.000	8/1/2022	Aaa/AAA*/AAA@	7,500,000	19,355,525
KY State Property & Building Commission Project #85	5.000	8/1/2020	Aaa/AAA*/AAA@	5,760,000	6,151,795
Kentucky State Property & Building #85	5.000	8/1/2023	Aaa/AAA*/AAA@	2,500,000	13,267,125
Kentucky State Property & Building #85	5.000	8/1/2024	Aaa/AAA*/AAA@	5,000,000	5,302,700
Kentucky State Property & Building #85	5.000	8/1/2025	Aaa/AAA*/AAA@	2,500,000	2,647,225

Kentucky State Property & Buildings #77	5.250	8/1/2015	AAA/Aaa*/AAA@	1,140,000	1,263,268
Kentucky State Property & Buildings #77	5.250	8/1/2016	Aaa/AAA*/AAA@	1,680,000	1,865,287
Kentucky State Property & Building #77	5.250	8/1/2018	Aaa/AAA*/AAA@	4,325,000	4,808,276
Kentucky Property & Building #79	5.125	10/1/2016	Aaa/AAA*/AAA@	2,040,000	2,253,139
Kentucky State Property & Buildings #79	4.750	10/1/2023	Aaa/AAA*/AAA@	3,000,000	3,104,970
Kentucky State Property & Buildings #80	5.250	5/1/2018	Aaa/AAA*/AAA@	2,940,000	3,300,532
KY State Property & Building Commission Project #80	5.250	5/1/2020	Aaa/AAA*/AAA@	1,000,000	1,126,450
KY State Property & Building Commission Project #81	5.000	11/1/2017	AMBAC	2,060,000	2,218,744
KY State Property & Building Commission #81	5.000	11/1/2018	Aaa/AAA*/AAA@	1,720,000	1,846,368
KY State Property & Building Commission #81	5.000	11/1/2019	Aaa/AAA*/AAA@	2,385,000	2,544,914
Kentucky State Property & Building #81	5.000	11/1/2020	Aaa/AAA*/AAA@	3,560,000	3,786,060
Kentucky State Property & Building #74	5.375	2/1/2010	Aaa/AAA*/AAA@	1,250,000	1,353,400
KY State Property & Building #81	5.000	11/1/2022	Aaa/AAA*/AAA@	3,930,000	4,176,765
Kentucky State Turnpike Economic Development	5.500	7/1/2009	Aaa/AAA*/AAA@	1,000,000	1,077,360
KY State Turnpike Authority Economic Development Road Reven	5.150	7/1/2019	Aaa/AAA*/AAA@	1,000,000	1,071,240
KY Turnpike Economic Development	5.000	7/1/2023	Aaa/AAA*/AAA@	4,325,000	4,592,112
Knox County General Obligation	5.625	6/1/2036	AAA*/AAA@	2,490,000	2,785,439
Letcher County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,755,000	1,865,214
Letcher County School District Finance Corporation	5.000	6/1/2024	Aaa/Aa3*/AAA@	1,930,000	2,033,931
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	AAa/AAA*	1,770,000	1,885,723
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	1,944,082
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,265,150
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,567,556
Louisville & Jefferson County KY Metro Government-Series A	5.000	11/1/2014	Aaa/AAA*/AAA@	1,375,000	1,508,471
Louisville & Jefferson County KY Metropolitan Sewer	5.000	5/15/2019	Aaa/AAA*/AAA@	2,500,000	2,611,500
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2028	Aaa/AAA*/AAA@	10,000,000	10,144,500
Louisville & Jefferson County Metropolitan Sewer & Drain	5.000	5/15/2022	Aaa/AAA*/AAA@	2,855,000	3,055,164
Louisville & Jefferson County Metropolitan Sewer & Drain	5.000	5/15/2023	Aaa/AAA*/AAA@	2,990,000	3,187,400
Louisville & Jefferson Co Metropolitan Sewer	5.000	5/15/2024	Aaa/AAA*/AAA@	3,135,000	3,326,643
Louisville & Jefferson Co Sewer District	5.000	5/15/2025	Aaa/AAA*/AAA@	3,285,000	3,485,812
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2026	Aaa/AAA*/AAA@	5,000,000	5,297,500
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*/AAA@	2,655,000	2,924,828
Louisville & Jefferson County Visitors & Convention	4.500	12/1/2023	Aaa/AAA*/AAA@	2,340,000	2,387,596
Louisville & Jefferson Visitors and Convention	4.500	12/1/2024	Aaa/AAA*/AAA@	2,250,000	2,284,200
Louisville & Jefferson County Visitors and Convention Cente	4.600	12/1/2025	Aaa/AAA*/AAA@	1,490,000	1,521,439
Louisville & Jefferson County Student Housing	5.000	6/1/2025	AAA*	2,030,000	2,138,037
Louisville KY G.O. Series A	5.000	10/1/2020	Aaa/AAA*/AAA@	7,165,000	7,598,841
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	5,032,000	5,654,307
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*/AAA@	1,000,000	1,044,920
Madison County School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*/AAA@	695,000	722,140
Marshall County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,400,000	1,487,920
McCracken County School District Finance Corporation	4.650	7/1/2019	Aaa/AAA@	1,655,000	1,709,102
McCracken County KY School District Finance Corporation	4.700	7/1/2020	Aaa/AAA@	1,725,000	1,786,427
McCracken County School District Finance Corporation	5.000	7/1/2022	Aaa/AAA@	4,000,000	4,217,440
McCreary County Courthouse & Public Square Corporation Reve	5.400	9/1/2020	Aaa/AAA*/AAA@	1,550,000	1,679,224
Nelson County School District Finance Corporation	4.500	4/1/2021	Aaa/Aa3*/AAA@	1,130,000	1,154,544
Nelson County School District Finance Corporation	4.500	4/1/2023	Aaa/Aa3*/AAA@	2,505,000	2,548,061
Northern KY University Certificate of Participation	4.900	12/1/2021	Aaa/AAA*	2,725,000	2,848,742
Northern KY University Certificate of Participation	5.000	12/1/2024	Aaa/AAA*	2,000,000	2,090,480
Northern KY Water District Revenue	4.750	2/1/2019	Aaa/AAA*	1,000,000	1,036,450
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/AAA@	3,080,000	3,250,694
Northern KY Water District Revenue	5.000	2/1/2021	Aaa/AAA@	2,635,000	2,785,564
Northern Kentucky Water District	4.000	2/1/2019	Aaa	1,275,000	1,260,644
Northern Kentucky Water District	4.125	2/1/2020	Aaa	1,325,000	1,321,383
Northern Kentucky Water District	4.125	2/1/2021	Aaa	1,380,000	1,369,857
Northern KY Water District	4.500	2/1/2022	Aaa	1,385,000	1,409,196
Northern KY Water District	4.500	2/1/2024	Aaa	1,035,000	1,053,081
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	180,000	189,509
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,275,794
Shelby County School District Finance Corporation	5.000	5/1/2022	Aaa/Aa3*/AAA@	1,815,000	1,928,111
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa/AAA@	4,165,000	4,436,350
Spencer County School District Finance Corporation	5.000	7/1/2023	Aaa/AAA@	1,000,000	1,060,280
University of Kentucky Housing and Dining	4.400	6/1/2017	Aaa/AAA@	2,815,000	2,886,726
Warren County Ky Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*/AAA@	1,500,000	1,552,020
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	AAA/Aaa*/AAA@	1,000,000	1,047,020
Warren County Ky Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*/AAA@	1,000,000	1,042,850

					439,204,433
LEASE REVENUE BONDS
12.26% of Net Assets
Boone County Ky School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	2,011,311
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,331,304
Boone County School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,107,434
Boone County School District Finance Corporation	5.000	2/1/2022	Aa3	3,000,000	3,177,510

Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	1,061,480
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,174,617
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,231,127
Covington Independent School District Finance Corporation	5.250	6/1/2019	Aa3	1,225,000	1,307,626
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	7/1/2012	Baa1	1,950,000	1,937,169
Davies County School District Finance Corporation	5.000	6/1/2021	Aa3	1,155,000	1,225,802
Estill County KY School District Finance Corporation	5.875	8/1/2016	Aa3	1,780,000	1,859,762
Fayette County KY School District Financial Corporation	5.375	1/1/2017	Aa3/AA-*	1,300,000	1,365,143
Green County Ky School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,145,185
Greenup County School District Finance Corporation	4.650	3/1/2021	Aa3	1,650,000	1,715,027
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,069,290
Hopkins County School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,416,063
Jessamine County KY School District Finance Corporation	5.375	1/1/2017	Aa3/A+*	1,500,000	1,541,985
Kenton County School District Finance Corporation	5.375	3/1/2017	Aa3/A+*	4,300,000	4,523,815
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,626,435
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA*	1,055,000	1,159,867
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,775,706
Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA*	710,000	773,254
Kentucky Area Development Districts Financing Lease - City	5.400	12/1/2021	AA*	1,095,000	1,195,017
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	Aa3/A+*	400,000	406,312
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/A+*/AA-@	1,000,000	1,055,930
Kentucky Infrastructure Authority	5.000	6/1/2017	Aa3/AA-*	1,035,000	1,085,787
KY State Property & Buildings Commission Revenue #67	5.375	9/1/2019	Aa3/AAA*/AA-@	3,475,000	3,794,909
Kentucky State Property & Building #68	5.250	10/1/2018	Aa3/A+*/AA-@	1,500,000	1,610,925
Kentucky State Property & Building #68	5.000	10/1/2019	Aa3/A+*/AA-@	5,500,000	5,827,745
Kentucky State Property & Building #73	5.250	11/1/2009	Aa3/A+*/AA-@	1,815,000	1,944,881
KY State Property & Building Commission #73	5.500	11/1/2013	Aa3/A+*/AA-@	1,500,000	1,647,585
KYState Property & Buildings Project Number 71	5.500	8/1/2014	Aa3/A+*/AA-@	1,000,000	1,128,120
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,052,700
Laurel County School District School Building Revenue	5.750	6/1/2020	Aa3	1,250,000	1,406,400
Lexington-Fayette Urban County Government General Obligatio	4.750	5/1/2020	Aa2/AA+*	1,000,000	1,035,500
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,193,907
Montgomery County School District Finance Corporation	4.375	4/1/2023	Aa3	3,105,000	3,119,780
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,223,049
Pendleton County KY Multi-County Lease Revenue	6.400	3/1/2019	A*	3,000,000	3,609,840
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,213,906
Pike County School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,971,786
Pike County KY School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,066,570
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	Aa3	1,035,000	1,083,842
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,314,822
Three Forks Public Property Corporation - Regional Detentio	5.500	12/1/2020	NR	2,350,000	2,293,177
Trigg County School District Finance Corporation	4.600	4/1/2018	Aa3	1,700,000	1,747,821
Whitley County School Finance	4.800	2/1/2021	Aa3	800,000	834,832

					84,402,053
ESCROWED TO MATURITY BONDS
6.23% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/1/2009	Ba1	1,000,000	1,087,010
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	6/1/2012	Baa1	1,955,000	2,180,861
Jefferson County KY Health Facilities Services -Alliant He	5.125	10/1/2018	Aaa/AAA*/AAA@	3,000,000	34,419,330
Jefferson County KY Health Facilities Alliant Health Servic	5.125	10/1/2017	Aaa/AAA*/AAA@	4,980,000	5,189,509

					42,876,710
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.48% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A-*	270,000	279,280
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A-*	5,000,000	5,181,500
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A-*	2,870,000	2,971,799
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,258,176
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aaa	1,000,000	1,041,800
Kentucky Economic Development Finance Authority Catholic	5.500	9/1/2014	Aa2/AA*/AA@	1,375,000	1,488,726
Kentucky Development Finance Authority Hospital-Appalach	5.850	10/1/2017	BB-*/BB+@	1,000,000	988,130
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	Aa2/AA*/AA@	6,950,000	7,202,563
Kentucky Development Financial Authority Catholic Health	5.750	12/1/2015	Aa2/AA*/AA@	2,000,000	2,169,560
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa2/AA*/AA@	2,000,000	2,107,900
Kentucky Economic Development Finance Authority-Norton Heal	6.125	10/1/2010	BBB@	7,000,000	7,501,200
Kentucky Economic Development Finance Authority - Catholic	5.125	10/1/2021	A1/AA*/AA-@	1,000,000	1,053,160
Madison County Ky Industrial Building Revenue - McCready Ma	5.500	6/1/2020	AA-*	1,785,000	1,927,961
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	AAA*	2,435,000	2,566,904

					37,738,659
PREREFUNDED BONDS
3.14% of Net Assets
Floyd County KY Public Property Revenue-Justice Center	6.125	9/1/2018	NR	1,240,000	1,283,040
Jefferson County Ky Improvement	6.000	4/1/2020	Aa2/AA*	1,985,000	2,169,168

Jefferson County KY Capital Projects Corporation Revenue	5.600	4/1/2014	Aaa/AAA*	1,000,000	1,034,780
Junction City KY College Revenue-Center College Project	5.875	4/1/2017	A2	1,000,000	1,059,990
KY State Property & Buildings Commission #74	5.000	2/1/2019	Aaa/AAA*/AAA@	3,000,000	3,244,710
Kentucky State Property & Building #74	5.000	2/1/2020	Aaa/AAA*/AAA@	4,000,000	4,326,280
Kentucky State Property & Building #79	5.000	10/1/2021	Aaa/AAA*/AAA@	5,000,000	5,464,800
Kentucky State Property & Building #79	5.000	10/1/2022	Aaa/AAA*/AAA@	1,500,000	1,639,440
University of Kentucky Consolidated Education	5.000	5/1/2015	Aaa/AAA*/AAA@	1,305,000	1,398,660

					21,620,869
GENERAL OBLIGATION BONDS
2.50% of Net Assets
Bowling Green Ky General Obligation	5.300	6/1/2018	Aa3	1,000,000	1,081,780
Bowling Green KY General Obligation	4.600	6/1/2018	Aa2	1,290,000	1,339,433
Hardin County KY General Obligation	5.125	6/1/2019	A1	2,255,000	2,398,283
Jefferson County Series A	4.900	12/1/2018	Aa2/AA*	1,605,000	1,688,845
Kentucky Area Development Districts Financing	4.700	6/1/2024	AA*	2,625,000	2,677,343
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/A+*/AA-@	2,750,000	2,866,765
Lexington Fayette Urban County Government Detention Center	4.750	5/1/2018	Aa2/AA+*	3,120,000	3,238,186
Louisville KY General Obligation	5.000	11/1/2019	Aa2/AA*	1,775,000	1,908,480

					17,199,114
PUBLIC FACILITIES REVENUE BONDS
1.85% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	9/1/2019	Aa3	1,000,000	1,068,110
Boone County KY Public Property Corporation - Judicial Faci	5.125	9/1/2022	Aa3	1,750,000	1,890,035
Calloway County Public Property Corporation-Courthouse	5.625	3/1/2018	A*	1,000,000	1,053,770
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	480,000	495,893
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A3	1,060,000	1,088,429
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A2	1,305,000	1,359,105
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A2	1,380,000	1,436,083
Kentucky State Property & Building Commission Project #63	5.100	11/1/2018	Aa3/AAA*/AA-@	2,000,000	2,138,060
KY State Property & Buildings Community Revenues #67	5.125	9/1/2018	Aa3/AAA*/AA-@	1,000,000	1,079,380
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A+*	1,060,000	1,105,018

					12,713,884
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.40% of Net Assets
Berea Educational Facilities Revenue	4.125	6/1/2022	Aaa	2,190,000	2,152,288
Georgetown College Project Series A	6.000	11/15/2016	A*	1,000,000	1,074,930
Georgetown College Project Series A	6.250	11/15/2020	A*	4,000,000	4,325,920
Jefferson County KY College Project Bellarmine College	5.250	5/1/2019	Baa2	2,000,000	2,078,240

					9,631,378
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.84% of Net Assets
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	1,995,859
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	7/1/2012	Aa3/AA-*	3,500,000	3,575,635
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	180,000	180,396

					5,751,890
STATE AND LOCAL MORTGAGE REVENUE BONDS
.56% of Net Assets
Florence KY Housing Facility Revenue	6.300	8/15/2019	A/A*	2,615,000	2,794,807
Ky State Property & Buildings Community Revenue Project 67	5.125	9/1/2016	Aa3/AAA*/AA-@	1,000,000	1,081,270

					3,876,077
CERTIFICATES OF PARTICIPATION BONDS
.53% of Net Assets
Jeffersontown KY Certificate of Participation	5.750	11/1/2015	A3	1,095,000	1,145,578
Shelbyville KY Certificates of Participation	5.350	10/1/2013	NR	1,295,000	1,346,748
Shelbyville KY Certificate of Participation	5.450	10/1/2017	NR	1,130,000	1,165,855

					3,658,181
MUNICIPAL UTILITY REVENUE BONDS
.27% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	1/1/2007	BBB-*	575,000	579,290
KY Rural Water Financial Corporation Public Project Revenue	5.375	2/1/2020	AA-*	1,140,000	1,250,968

					1,830,257

Total Investments (cost $676,837,104)(a) - 98.9% of Net Assets					$680,503,505

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$22,409,376
Unrealized depreciation	(2,658,638)

Net unrealized appreciation	$19,750,738

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
49.20% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	6/1/2010	Aaa/AAA@	1,620,000	1,630,352
Boone County School District Finance Corporation Series B	3.750	5/1/2008	Aaa/AAA@	1,190,000	1,206,672
Boone-Florence Water Supply System Revenue	4.300	12/1/2011	Aaa/AAA@	505,000	533,245
Carrollton & Henderson KY Public Energy Authority Gas Reven	5.000	1/1/2006	Aaa/AAA*/AAA@	1,000,000	1,006,070
Carrollton & Henderson KY Public Energy Authority Gas Rev A	5.000	1/1/2009	Aaa/AAA*/AAA@	3,650,000	3,844,290
Carrollton & Henderson KY Public Energy Authority Gas Reven	4.200	1/1/2006	Aaa/AAA*/AAA@	750,000	753,053
Eastern KY University Consolidated Education Building	4.300	5/1/2009	Aaa/AAA*/AAA@	500,000	519,170
Hardin County KY Hospital Revenue Refunding	3.500	10/1/2010	Aaa/AAA@	1,050,000	1,051,911
Jefferson County KY Health Facility University Medical Ctr	5.000	7/1/2008	Aaa/AAA*/AAA@	300,000	313,212
Jefferson County KY School District Finance Corporation S:A	4.900	1/1/2008	Aaa/AAA*/AAA@	550,000	572,941
Jefferson County KY School District Finance Corporation S:A	5.000	1/1/2009	Aaa/AAA*/AAA@	750,000	789,923
Jefferson County School District Finance Corporation S:A	3.125	1/1/2011	Aaa/AAA*/AAA@	2,240,000	2,228,643
Kentucky Asset/Liability Community General Fund Revenue Bond	5.000	7/15/2009	Aaa/AAA*/AAA@	1,000,000	1,061,180
KY Asset/Liability Community General Fund Project Notes	5.000	7/15/2010	Aaa/AAA*/AAA@	1,000,000	1,071,520
KY Economic Development Finance Authority Ashland Hospital	5.000	2/1/2010	Aaa/AAA*/AAA@	1,000,000	1,063,540
KY Economic Development Finance Authority Appalachian Hosp	5.500	10/1/2007	A*	1,000,000	1,034,040
KY Economic Development Finance Authority Appalachian Hosp	5.700	10/1/2010	A*	1,000,000	1,059,940
KY State Property & Building Commission Project#69 Ser D	5.500	8/1/2008	Aaa/AAA*/AAA@	1,140,000	1,212,082
Kentucky State Property & Building #69	5.500	8/1/2007	Aaa/AAA*/AAA@	500,000	520,865
KY State Property & Building Commission Project #69	5.000	8/1/2008	Aaa/AAA*/AAA@	1,320,000	1,383,149
KY State Property & Building Commission Project#69-Series B	5.000	8/1/2009	Aaa/AAA*/AAA@	1,620,000	1,720,197
Kentucky State Property & Building Community Project #65	5.750	2/1/2009	Aaa/AAA*/AAA@	750,000	808,538
KY Property & Building Commission Project #74	5.375	2/1/2011	Aaa/AAA*/AAA@	1,005,000	1,109,319
KY Property & Building Commission Project#73 Series D	5.500	8/1/2007	Aaa/AAA*/AAA@	2,000,000	2,092,600
KY State Property & Building Commission Project #81	5.000	11/1/2009	Aaa/AAA*/AAA@	1,010,000	1,074,307
Kentucky State Property & Building Commission Project #74	5.375	2/1/2009	Aaa/AAA*/AAA@	1,000,000	1,069,240
KY Turnpike Authority Economic Development Road Revenue	5.500	7/1/2007	Aaa/AAA*/AAA@	3,000,000	3,133,260
KY State Turnpike Authority Revitalization Projects	5.500	7/1/2009	Aaa/AAA*/AAA@	3,775,000	4,067,034
KY State Turnpike Authority Revitalization Project	5.500	7/1/2007	Aaa/AAA*/AAA@	500,000	522,120
Louisville Jefferson County KY Visitors Convention Center	5.000	12/1/2010	Aaa/AAA*/AAA@	1,350,000	1,451,547
Marion County KY Alliant Health System Revenue	4.200	10/1/2007	AAA*/AAA@	325,000	332,205
Northern KY University Certificates of Participation Stdt H	5.000	12/1/2007	Aaa/AAA*/AAA@	1,190,000	1,240,587
Northern KY Water Services District Water District Revenue	4.750	2/1/2011	Aaa	1,025,000	1,065,908
University Of KY Consolidated Education Building Series S	3.500	5/1/2010	Aaa/AAA@	1,190,000	1,196,997
University Of KY Consolidated Education Building Series S	3.500	5/1/2011	Aaa/AAA@	1,040,000	1,054,758

					44,794,411
LEASE REVENUE BONDS
20.09% of Net Assets
Harlan County School District Finance Corporation	5.000	9/1/2009	Aa3/A+*	500,000	531,560
Jefferson County KY School District Finance Corporation S:B	4.400	2/1/2008	Aa3/AA-*	500,000	513,605
Kentucky Asset/Liability Community General Fund Project Nts	5.000	2/1/2007	AA3/A+*/AA-@	500,000	513,510
KY Area Development District Financing City of Ewing	5.100	6/1/2010	AA*	1,300,000	1,391,715
KY Infrastructure Authority Series A	5.000	6/1/2007	Aa3/A+*/AA-@	950,000	981,455
KY Infrastructure Authority Series A	5.000	6/1/2010	Aa3/A+*/AA-@	2,000,000	2,142,340
KY Infrastructure Authority Government Agency Program S:K	4.000	8/1/2010	AA*	1,000,000	1,026,950
KY Infrastructure Authority Revolving Fund Program Ser:L	5.000	6/1/2006	Aa3/A+*	415,000	421,134
Kentucky State Property & Building Commission Project#71	5.500	8/1/2008	Aa3/A+*/AA-@	10,000	10,649
KY State Property & Building Community Revenue Project#60	5.500	10/1/2008	Aa3/A+*/AA-@	500,000	534,150
KY State Property & Building Commission Road Fund Proj#73	3.700	11/1/2008	Aa3/A+*/AA-@	1,000,000	1,017,800
KY Property & Building Commission Project #73	5.250	11/1/2009	Aa3/A+*/AA-@	1,790,000	1,923,069
Kentucky State Property & Building Commission Project#73	5.250	11/1/2010	Aa3/A+*/AA-@	3,000,000	3,255,660
Laurel County School District Finance Corporation	4.600	3/1/2010	Aa3	1,000,000	1,048,680
Logan/Todd Regional Water Revenue	4.000	2/1/2007	MIG1	2,500,000	2,536,350
Madison County School District Finance Corporation Revenue	3.500	5/1/2013	Aa3	470,000	462,593

					18,311,219
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.50% of Net Assets
Kentucky Economic Development Finance Authority Catholic H	4.250	10/1/2009	A1/AA-*/AA-@	255,000	261,222
Kentucky Economic Development Finance Authority Catholic H	4.500	10/1/2011	A1/AA-*/AA-@	1,000,000	1,036,700
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2006	Aa2/AA*/AA@	1,790,000	1,839,708
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2010	Aa2/AA*/AA@	2,100,000	2,282,427
KY Economic Development Finance Authority Catholic Health	5.750	12/1/2015	Aa2/AA	2,000,000	2,169,560
Kentucky Economic Development Finance Authority Norton Hea	6.125	10/1/2010	BBB+@	1,000,000	1,071,140

					8,660,757
ESCROWED TO MATURITY BONDS
7.54% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700%	11/1/2009	Ba1	500,000	545,305
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/1/2007	NR	1,500,000	1,600,905

Kentucky State Property & Building Commission Project#71	5.500	8/1/2008	Aaa/AAA*/AAA@	4,440,000	4,729,444

					6,875,654
GENERAL OBLIGATION BONDS
5.68% of Net Assets
Jefferson Co General Obligation	5.500	8/15/2010	Aa2/AA*	2,635,000	2,887,749
Lexington-Fayette Urban County Government General Obligatio	3.125	2/1/2011	Aa2/AA+*	1,165,000	1,148,876
Lexington-Fayette Urban County Government General Obligatio	3.625	7/1/2010	Aa2/AA+*	1,135,000	1,144,080

					5,180,706
MUNICIPAL UTILITY REVENUE BONDS
4.50% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	7/1/2007	Baa1	700,000	695,457
Lexington-Fayette Urban County Government KY Sewer System B	5.000	7/1/2007	Aa3/AA*	1,290,000	1,330,764
Louisville KY Waterworks Board Water System Revenue Refundi	4.250	11/15/2007	Aa1/AA*	1,000,000	1,026,760
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA*	1,000,000	1,051,780

					4,104,761
PREREFUNDED BONDS
1.73% of Net Assets
Kentucky State Property & Building Commission Project#66	5.700	5/1/2018	Aaa/AAA*/AAA@	1,430,000	1,573,000

					1,573,000
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.10% of Net Assets
Murray State University Revenue Series G Second Series	5.600	5/1/2006	A2/A*	1,000,000	1,002,060

					1,002,060
CERTIFICATES OF PARTICIPATION BONDS
.39% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/1/2007	NR	350,000	358,782

					358,782
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.20% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	180,000	180,396

					180,396
Total Investments (cost $90,998,127)(a) -96.6 % of Net Assets					$91,041,745

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$689,975
Unrealized depreciation	(2,917,664)

Net unrealized appreciation	$(2,227,689)

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
71.60% of Net Assets
De Soto County MS School District	4.500%	4/1/2016	Aaa/AAA*	$30,000	$31,023
Gautier MS Utility District Utility System Revenue	5.125	3/1/2018	Aaa/AAA@	75,000	80,567
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	5/1/2012	Aaa/AAA*/AAA@	30,000	31,985
Itawamba Community College District MS Educational Facility	5.000	2/1/2020	AAA*/AAA@	100,000	105,657
Jackson MS Public School District Limited Tax Notes	5.375	10/1/2020	Aaa/AAA@	20,000	21,928
Jackson MS Water & Sewer System Revenue	5.250	9/1/2020	Aaa/AAA*/AAA@	50,000	53,727
Madison County MS School District - Series A	5.250	9/1/2020	Aaa/AAA*/AAA@	25,000	26,911
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	AAA*	100,000	114,743
MS Business Finance Corporation MS Pollution Control Revenu	4.600	4/1/2022	Aaa/AAA*	100,000	101,459
MS Development - Madison County Road & Bridge Project	5.250	6/1/2023	Aaa	50,000	53,443
MS Development Bank Special Obligation Madison County	5.250	6/1/2024	Aaa	50,000	53,139
MS Development Bank Special Obligation Capital Project	5.000	7/1/2031	Aaa/AAA*/AAA@	75,000	80,440
MS Development BK Special Obligation Flowood Revenue Projec	5.625	11/1/2019	Aaa/AAA*/AAA@	10,000	10,475
MS Development BK Special Obligation Natchez Convention Cnt	5.800	7/1/2019	Aaa/AAA*/AAA@	25,000	28,515
MS Development Bank Special Obligation Rankin County	5.400	7/1/2014	Aaa/AAA*/AAA@	10,000	10,912
MS Development Bank Special Obligation Meridian Community	5.500	7/1/2016	Aaa/AAA*/AAA@	30,000	31,835
MS Development Bank Special Obligation Multi-Purpose	5.000	7/1/2021	Aaa/AAA*	50,000	52,649
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	9/1/2019	Aaa/AAA*/AAA@	100,000	105,040
MS Development Bank Special Obligation Wastewater	5.375	2/1/2021	Aaa/AAA*/AAA@	100,000	108,993
MS Development Bank Special Obligation Horn Lake	5.000	10/1/2020	AAA*	50,000	52,781
MS Development Bank Special Obligation Wastewater	5.000	2/1/2028	Aaa/AAA*/AAA@	200,000	207,950
MS Development Bank Special Obligation Lee County School	4.500	9/1/2021	Aaa/AAA@	100,000	101,722
MS Development Bank Special Obligation Capital Projects	5.875	7/1/2024	Aaa/AAA*/AAA@	75,000	90,857
MS Development Bank Special Obligation Combination	5.000	7/1/2018	Aaa/AAA*/AAA@	100,000	106,056
MS Home Corporation Housing Revenue - 8A	4.750	12/1/2018	A*	125,000	126,851
MS Hospital Equipment and Facilities Forrest County	5.500	1/1/2024	Aaa/AAA@	45,000	48,134
MS Development Bank Special Obligation Capital Projects	5.000	7/1/2024	Aaa/AAA*/AAA@	500,000	549,465
Ms Development BK Special Obligation Culkin Water District	5.800	7/1/2018	Aaa/AAA*/AAA@	25,000	27,114
MS State University Educational Building Corporate Revenue	5.500	8/1/2014	Aaa/AAA@	75,000	82,313
MS State University Educational Building Corporate Revenue	4.000	8/1/2015	Aaa/AAA@	25,000	25,184
Natchez MS Water & Sewer System Revenue	5.700	8/1/2017	Aaa/AAA*/AAA@	150,000	156,327
Olive Branch MS Public Improvement	4.125	6/1/2022	Aaa/AAA@	100,000	98,278
Olive Branch MS Water & Sewer Revenue	4.500	3/1/2014	Aaa/AAA@	30,000	31,326
Pearl River County MS Certificate Participation	4.500	4/1/2021	Aaa/AAA@	200,000	204,344
Southern MS Education Building Corporation Revenue MS	5.100	3/1/2020	Aaa/AAA*	70,000	74,605
Southern MS University Educational Building Corporation	5.750	3/1/2021	Aaa	10,000	11,064
Stone County MS School District	4.000	6/1/2016	Aaa/AAA@	100,000	100,080
Tupelo MS Public School District	5.375	11/1/2015	Aaa/AAA*/AAA@	20,000	21,347
University MS Educational Building -Stadium A	5.500	12/1/2017	Aaa/AAA*	5,000	5,255
Winston County MS Urban Renewal Revenue	5.150	12/1/2017	AAA*/AAA@	15,000	15,550

					3,240,042
GENERAL OBLIGATION BONDS
17.17% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/1/2019	A*	35,000	36,633
Hinds County MS School District	4.750	3/1/2015	NR	50,000	51,158
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	4/15/2020	A-*	25,000	25,932
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/1/2021	A2	20,000	21,795
MS Development Bank Special Obligation Public Improvement	4.750	12/1/2019	BBB+*	145,000	145,625
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,830
Mississippi State General Obligation Series A	5.500	12/1/2015	Aa3/AA*/AA@	100,000	112,693
MS State Refunded - Series A	5.250	11/1/2019	Aa3/AA*/AA@	325,000	361,361
Richland MS Tax Increment	5.600	6/1/2013	NR	10,000	10,715

					776,741
PREREFUNDED BONDS
5.96% of Net Assets
MS Development BK Special Obligation Adams County Juvenile	5.900	7/1/2017	A*	10,000	10,925
MS Development BK Special Obligation Gulfport Combined Wate	5.500	7/1/2015	Aaa/AAA*/AAA@	10,000	11,345
MS Development Bank Special Obligation-Bay St Louis	5.375	7/1/2014	A*	10,000	10,399
MS Development Bank Special Obligation Desoto County	5.900	7/1/2021	Aaa/AAA*/AAA@	5,000	5,715
MS Development Bank Special Obligation Desoto County	5.000	11/1/2022	Aaa/AAA*	25,000	25,977
MS State Capital Improvements	5.000	11/1/2018	Aa3/AA*/AA@	125,000	134,484
MS State Capital Improvements	5.000	11/1/2020	Aa3/AA*/AA@	50,000	53,794
Walnut Grove Correctional Authority Certificates of Part	6.000	11/1/2019	Aaa/AAA*/AAA@	15,000	16,847

					269,485

ESCROWED TO MATURITY BONDS
1.25% of Net Assets
Harrison County MS Wastewater Management District	5.000	2/1/2015	Baa1/Aaa	25,000	27,379
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	7/1/2012	AAA*	25,000	28,997

					56,376
MUNICIPAL UTILITY REVENUE BONDS
1.19% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350	7/1/2021	A*	50,000	53,674

					53,674
PUBLIC FACILITIES REVENUE BONDS
1.14% of Net Assets
Mississippi Development Bank Special Obligation -Southaven	6.200	3/1/2020	A*	10,000	10,866
Vicksburg Warren MS School District	4.700	2/1/2017	AA-*	40,000	40,894

					51,760
CERTIFICATES OF PARTICIPATION BONDS
.93% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	4/1/2020	Aaa/AAA@	40,000	42,196

					42,196

Total Investments (cost $4,351,703)(a) -99.23 % of Net Assets					$4,490,274

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$158,506
Unrealized depreciation	(19,935)

Net unrealized appreciation	$138,571

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
59.30% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000%	10/1/2017	Aaa/AAA@	$500,000	$526,385
Charlotte NC Airport Revenue Series A	5.250	7/1/2023	Aaa/AAA*/AAA@	1,000,000	1,076,930
Cumberland County NC Certificates of Participation Civic Cr	5.000	12/1/2018	Aaa/AAA*/AAA@	500,000	526,925
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	AA*/AA@	1,000,000	1,053,960
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA*/AAA@	250,000	268,328
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA*/AAA@	500,000	538,625
Gaston County NC Certificates of Participation Public Facil	5.250	12/1/2016	Aaa/AAA*/AAA@	850,000	887,995
Gastonia NC Combined Utilities Systems Revenue	5.625	5/1/2019	Aaa/AAA*/AAA@	500,000	547,345
Greenville NC Housing Developement Corp Series A	5.800	7/1/2024	Aaa/AAA*/AAA@	35,000	35,463
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA*/AAA@	1,475,000	1,572,616
Henderson County NC Certificates of Participation Series A	5.000	5/1/2025	Aaa/AAA*/AAA@	1,000,000	1,055,280
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	AAA*	100,000	103,780
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA*/AAA@	250,000	265,210
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA*	100,000	104,170
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA*/AAA@	1,110,000	1,163,924
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA*/AAA@	1,000,000	1,068,190
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	AA*	600,000	629,928
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	AA*	630,000	659,276
NC Medical Care Community Hospital Morehead Memorial Hospi	5.000	11/1/2026	Aaa/AAA*/AAA@	2,000,000	2,108,960
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA*/AAA@	150,000	151,892
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA*/AAA@	345,000	361,898
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA*/AAA@	1,000,000	1,052,580
NC Eastern Municipal Power Agency Power System Revenue	6.000	1/1/2018	Aaa/AAA*/AAA@	1,000,000	1,185,740
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA*/AAA@	50,000	52,513
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA*/AAA@	60,000	63,068
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	1/1/2019	Aaa/AAA*/AAA@	1,000,000	1,084,510
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA*/AAA@	500,000	526,575
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/1/2020	Aaa/AAA*/AAA@	350,000	360,220
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA*/AAA@	500,000	521,790
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	Aaa/AAA*/AAA@	5,000	5,173
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA	50,000	52,054
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA*	80,000	83,553
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	500,000	519,730
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	700,000	735,623
Pitt County NC Certificates of Participation Public Facil	5.850	4/1/2017	Aaa/AAA*/AAA@	100,000	106,391
Pitt County NC Certificates of Participation School Facil	5.500	4/1/2020	Aaa/AAA*/AAA@	500,000	541,470
Raleigh Durham NC Airport Authority	5.250	11/1/2018	Aaa/AAA@	1,000,000	1,078,860
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa/AAA@	1,000,000	1,059,140
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA*/AAA@	500,000	549,145
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA*/AAA@	500,000	537,685
University of NC System Pool Revenue Series C	5.000	4/1/2019	Aaa/AAA@	1,000,000	1,067,760
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA*/AAA@	120,000	126,019
Wilson Combined Enterprise System	4.700	12/1/2022	Aaa/AAA*	500,000	518,755

					26,535,432
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.88% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	1/15/2021	Aa3/AA*	250,000	256,955
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	1/15/2026	Aa3/AA*	50,000	51,408
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	1/15/2017	Aa3/AA*	750,000	777,030
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-*/A-@	1,000,000	1,031,840
NC Medical Care Health Care Facilities Revenue Novant Healt	5.000	11/1/2017	Aa3/AA-*/AA-@	1,000,000	1,065,620
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2017	Aa3/AA*/AA@	900,000	912,744
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2021	Aa3/AA*/AA@	150,000	152,103
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+*	150,000	154,176
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/1/2013	Aa3/AA-*/AA-@	800,000	846,304
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/1/2018	Aa3/AA-*/AA-@	500,000	515,655

					5,763,835
CERTIFICATES OF PARTICIPATION BONDS
8.69% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	4/1/2021	Aa3/AA-*/AA-@	650,000	687,024
Charlotte NC Certificates of Participation Convention Facil	5.000	12/1/2024	Aa2/AA+*	1,000,000	1,063,040

Charlotte NC Certificates of Participation Government Facil	5.250	6/1/2020	Aa2/AA+*/AA@	1,000,000	1,080,420
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*/AA+@	5,000	5,253
NC Infrastructure Finance Corporation Certificates of Parti	5.000	2/1/2025	Aa2/AA+*/AA@	1,000,000	1,053,300

					3,889,037
PREREFUNDED BONDS
5.77% of Net Assets
Charlotte NC Certificates of Participation Convention Facil	5.500	12/1/2020	Aa2/AA+*	700,000	778,869
Forsyth County NC Certificates of Participation	5.125	10/1/2017	Aa1/AA+*/AA+@	500,000	550,845
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*/AA+@	395,000	419,372
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/A+@	55,000	57,741
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	Aaa/BBB*/BBB+@	545,000	665,472
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2019	A1/AA-*	105,000	108,124

					2,580,422
LEASE REVENUE BONDS
4.14% of Net Assets
New Hanover County NC Hospital Revenue	4.750	10/1/2023	Aaa/AAA*/AAA@	790,000	790,024
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/1/2021	Aa2/AA+*/AA@	1,000,000	1,063,680

					1,853,704
GENERAL OBLIGATION BONDS
2.42% of Net Assets
Cary NC General Obligation Bond	5.000	3/1/2019	Aaa/AAA*/AAA@	1,000,000	1,084,310

					1,084,310
PUBLIC FACILITIES REVENUE BONDS
1.66% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/1/2022	Aa2/AA*/AAA@	700,000	741,818

					741,818
MUNICIPAL UTILITY REVENUE BONDS
1.27% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	6/1/2019	Aa2/AA+*	520,000	568,069

					568,069
ESCROWED TO MATURITY BONDS
.76% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/AA-@	325,000	342,310

					342,310
STATE AND LOCAL MORTGAGE REVENUE BONDS
.67% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	9/1/2015	Aa2/AA*	45,000	45,626
NC Housing Finance Agency Single Family Revenue Series II	6.200	3/1/2016	Aa2/AA*	40,000	41,078
NC Housing Finance Agency Single Family Revenue Series KK	5.875	9/1/2017	Aa2/AA*	50,000	51,275
NC Housing Finance Agency Home Ownership Revenue	5.125	7/1/2013	Aa2/AA*	60,000	61,723
Vance County NC Housing Mortgage Revenue Henderson Proj	6.150	3/1/2022	Aa2	100,000	100,093

					299,794

Total Investments (cost $41,848,715)(a) - 97.6% of Net Assets					$43,658,730

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,852,298
Unrealized depreciation	(48,437)

Net unrealized appreciation	$1,803,861

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
44.80% of Net Assets
Carteret County NC General Obligation	5.400%	5/1/2009	Aaa/AAA*/AAA@	$100,000	$102,915
Centennial Authority NC Hotel Tax Revenue Bond Arena Proj	5.000	9/1/2012	Aaa/AAA*/AAA@	100,000	105,243
Charlotee NC Certificates of Participation Series A	5.000	8/1/2012	Aaa/AAA*/AAA@	1,000,000	1,089,170
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA*/A-@	150,000	152,912
Greenville NC Certificates of Participation Public Facilit	4.600	6/1/2011	Aaa/AAA*/AAA@	100,000	104,181
Harnett County Nc Certificates Of Participation	5.250	12/1/2009	Aaa/AAA*/AAA@	240,000	258,468
Harnett County NC Certificates of Participation	4.250	12/1/2011	Aaa/AAA*/AAA@	150,000	158,661
Johnston County NC Certificates of Participation Jud Annex	5.200	9/1/2007	Aaa/AAA*/AAA@	100,000	104,035
Johnston County NC Finance Corporation School & Museum Prj	4.650	8/1/2008	Aaa/AAA*/AAA@	200,000	208,126
Lincoln County Certificate of Participation	4.500	6/1/2009	Aaa/AAA*/AAA@	500,000	522,135
New Hanover County NC Regional Medical Center Hospital Rev	4.250	10/1/2009	Aaa/AAA*/AAA@	100,000	103,610
North Carolina Medical Care Community Hospital Chatham Memo	3.625	10/1/2010	AA*/AA@	100,000	99,389
NC Capital Facility Finance Agency Johnson & Wales Univers	5.000	4/1/2009	Aaa/AAA*/AAA@	200,000	211,430
North Carolina Eastern Municipal Power Agency Power Sys Rev	6.125	1/1/2009	BAA2/A*	120,000	129,982
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2008	Aaa/AAA*/AAA@	250,000	265,530
North Carolina Municipal Power Agency No.1 Catawba Electri	6.000	1/1/2010	Aaa/AAA*/AAA@	200,000	220,498
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	1/1/2009	Aaa/AAA*/AAA@	500,000	531,080
North Carolina Medical Care Community Hospital-Scotland Mem	5.375	10/1/2011	AA*	50,000	50,458
NC Medical Care Community Hospital Wilson Memorial Hospita	4.900	11/1/2007	Aaa/AAA*	75,000	77,905
North Carolina Medical Care Community Hospital Wayne Memor	4.250	10/1/2006	Aaa/AAA@	100,000	101,434
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/1/2011	Aaa/AAA@	350,000	367,052
North Carolina Medical Care Community Hospital Rex Healthc	5.250	6/1/2008	Aaa/AAA*/AAA@	450,000	475,767
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA*/AAA@	125,000	128,286
North Carolina Municipal Power Agency Catawba Electric	6.000	1/1/2007	Aaa/AAA*/AAA@	200,000	207,012
Pitt County NC Certificates of Participation School Facili	4.750	4/1/2010	Aaa/AAA*/AAA@	100,000	106,020
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/1/2007	Aaa/AAA@	250,000	261,455
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA*/AAA@	145,000	152,584
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*/AAA@	170,000	180,239
Wilson County NC General Obligation	5.000	6/1/2010	Aaa/AAA*/AAA@	250,000	268,688

					6,744,263
GENERAL OBLIGATION BONDS
13.68% of Net Assets
Cary NC General Obligation	4.250	3/1/2008	Aaa/AAA*/AAA@	400,000	412,520
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA*/AAA@	250,000	260,853
Guilford County NC General Obligation Bonds Series C	4.000	10/1/2007	Aa1/AAA*/AAA@	400,000	408,656
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-*	80,000	80,765
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA*	150,000	154,110
NC State General Obligation Series A	4.750	4/1/2006	Aa1/AAA*/AAA@	200,000	202,104
North Carolina State General Obligation Series A	4.750	4/1/2008	Aa1/AAA*/AAA@	100,000	104,410
North Carolina State General Obligation Series A	4.750	4/1/2010	Aa1/AAA*/AAA@	100,000	104,820
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aa1/AAA*/AAA@	150,000	157,467
North Carolina State Public School Building General Obligat	4.600	4/1/2010	Aa1/AAA*/AAA@	50,000	52,458
North Carolina Public School Building General Obligation	4.600	4/1/2011	Aa1/AAA*/AAA@	115,000	120,698

					2,058,860
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.29% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care Sys	5.400	1/15/2007	Aa3/AA*	200,000	205,482
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-*/A-@	200,000	204,186
NC Medical Care Community Health Care Facility Duke Univer	4.500	6/1/2007	Aa3/AA*/AA@	200,000	204,118
North Carolina Medical Care Community Hospital Novant Heal	5.000	11/1/2008	Aa3/AA-*/AA-@	300,000	315,108
North Carolina Medical Care Community Hospital Pitt Memori	4.400	12/1/2011	Aa3/AA-*/AA-@	275,000	283,393
NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+*	325,000	334,084
North Carolina Medical Care Community Hospital St Joseph	4.300	10/1/2007	Aa3/AA/AA@	150,000	153,498

					1,699,869
CERTIFICATES OF PARTICIPATION BONDS
9.70% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	4/1/2007	Aa3/AA-*/AA-@	55,000	55,865
Cabarrus County NC Certificates of Participation	4.500	4/1/2009	Aa3/AA-*/AA-@	100,000	104,073
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+*	100,000	102,045
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+*	100,000	104,274
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+*	100,000	106,708
Charlotte NC Certificates of Participation Series B	5.000	6/1/2009	Aa1/AA+*	100,000	106,073
Durham County Nc Certificates of Participation	4.750	5/1/2009	Aa1/AA+*	210,000	221,086

Durham County NC Certificates of Participation Series B	4.950	12/1/2005	Aa1/AA+*	130,000	130,520
Durham NC Certificates of Participation Series B	5.000	6/1/2008	Aa1/AA+*	100,000	103,897
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+*/AA+@	300,000	319,755
Forsyth County NC Certificates of Participation	5.000	10/1/2009	Aa1/AA+*/AA+@	100,000	106,402

					1,460,698
LEASE REVENUE BONDS
6.88% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	6/1/2012	Aa3/AA+*/AA+@	75,000	78,359
Greensboro NC Enterprise System Revenue Series A	5.000	6/1/2011	Aa3/AA+*/AA+@	500,000	539,305
Raleigh NC Combination Enterprise System Revenue	5.000	3/1/2009	Aa1/AAA*	150,000	157,334
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+*/AA+@	100,000	102,399
Winston-Salem NC Water & Sewer System Revenue	4.500	6/1/2011	Aa2/AAA*/AA@	150,000	158,198

					1,035,594
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.20% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/1/2011	Aa3/AA*	530,000	572,999
University Of North Carolina Revenue Refunding Series B	5.000	12/1/2010	Aa1/AA+*/AA+@	195,000	210,050

					783,049
PREREFUNDED BONDS
4.71% of Net Assets
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA*/AAA@	200,000	216,228
University Nc System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*/AAA@	30,000	31,967
Wake County NC General Obligation Unlimited	4.500	3/1/2009	Aaa/AAA*/AAA@	250,000	255,693
Wake County NC General Obligation	4.600	3/1/2011	Aaa/AAA*/AAA@	200,000	205,626

					709,514
ESCROWED TO MATURITY BONDS
1.08% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electri	10.500	1/1/2010	Aaa/AAA*/A-@	140,000	162,971

					162,971
MUNICIPAL UTILITY REVENUE BONDS
.70% of Net Assets
Orange County Water & Sewer Authority Revenue	4.350	7/1/2010	Aa1/AA+*/AAA@	100,000	104,883

					104,883

Total Investments (cost $14,639,979)(a) - 98.05% of Net Assets					$14,759,701

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$160,164
Unrealized depreciation	(40,442)

Net unrealized appreciation	$119,722

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
45.99% of Net Assets
Blount County TN Public Building Authority General Obligati	5.250%	6/1/2019	Aaa	1,050,000	1,149,320
Clarksville TN Water Sewer & Gas Revenue	5.650	2/1/2017	Aaa/AAA@	200,000	210,318
Columbia TN Broadband Network Revenue & Tax	5.000	3/1/2025	Aaa	1,000,000	1,062,470
Columbia TN Refunded - Sewer System	5.000	12/1/2024	Aaa	1,235,000	1,314,954
Franklin TN Industrial Development Board Landings Apartment	5.550	10/1/2008	Aaa/AAA*	50,000	52,155
Franklin TN Industrial Development Board Landings Apartment	5.900	10/1/2016	Aaa/AAA*/AAA@	800,000	828,400
Giles County TN	4.500	2/1/2018	Aaa/AAA@	1,000,000	1,035,430
Greene County TN General Obligation Bonds Series B	5.000	6/1/2024	Aaa/AAA@	505,000	537,189
Harpeth Valley Utilities TN Davidson and Williamson Countie	5.000	9/1/2029	Aaa/AAA@	1,410,000	1,476,030
Hawkins County TN Refunding General Obligation Bond	4.750	5/1/2017	Aaa/AAA*/AAA@	200,000	209,074
Jackson TN Hospital Revenue Bonds	5.000	4/1/2028	Aaa/AAA*/AAA@	1,550,000	1,604,979
Jackson TN Hospital Revenue Refunding & Improvement	5.625	4/1/2015	Aaa/AAA*	310,000	317,015
Johnson City TN Health & Educational Facilities	6.500	7/1/2014	Aaa/AAA*/AAA@	1,000,000	1,191,150
Kingsport TN Water & Sewer System	4.350	6/1/2017	Aaa/AAA@	710,000	724,094
Kingsport TN Industrial Development Board Multifamily	5.400	4/20/2021	AAA*	485,000	514,328
Knox County TN Health Educational & Housing Facs Baptist	5.500	4/15/2017	Baa3/AAA*	1,315,000	1,371,861
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	1/1/2013	Aaa/AAA*/AAA@	10,000	11,560
Knox County TN Health Educational & Housing Facilities	5.000	1/1/2022	Aaa/AAA*/AAA@	1,000,000	1,052,060
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa/AAA*/AAA@	400,000	423,884
Knoxville TN Gas Revenue - Series K	4.750	3/1/2020	Aaa/AAA*/AAA@	1,500,000	1,547,640
Knoxville TN Gas Revenue Refunded System - Series K	4.750	3/1/2022	Aaa/AAA*/AAA@	1,550,000	1,602,762
Knoxville TN Wastewater System Revenue - Series A	4.750	4/1/2021	Aaa/AAA*/AAA@	1,150,000	1,184,995
Metro Government Nashville & Davidson County TN General Obl	5.000	1/1/2023	Aaa/AAA*/AAA@	1,000,000	1,062,330
Metropolitan Nashville & Davidson County TN Adventist Sys	5.750	11/15/2025	Aaa/AAA*/AAA@	1,150,000	1,176,680
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	7/1/2014	Aaa/AAA*	100,000	103,141
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	7/1/2021	Aaa/AAA*	350,000	361,477
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	1/1/2017	Aaa/AAA*/AAA@	1,000,000	1,042,520
Montgomery County TN	4.750	5/1/2016	Aaa/AAA@	1,850,000	1,988,584
Montgomery County TN	4.750	5/1/2020	Aaa/AAA@	1,000,000	1,056,240
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	8/20/2018	Aaa	265,000	272,820
Overton County TN Refunding - Schools	5.000	4/1/2018	Aaa	1,000,000	1,086,860
Robertson County TN	4.500	6/1/2015	Aaa/AAA@	300,000	313,683
Robertson County TN General Obligation	5.000	4/1/2018	Aaa/AAA@	760,000	820,215
Shelby County TN Health Educational & Housing Methodist	5.300	8/1/2015	Aaa/AAA*/AAA@	585,000	616,450
Shelby County TN Health Educational & Housing Methodist	5.375	4/1/2013	Aaa/AAA*/AAA@	690,000	727,922
Shelby County TN Health Educational & Housing Methodist	5.000	4/1/2018	Aaa/AAA*/AAA@	500,000	521,055
Smith County TN General Obligation Bonds	5.000	4/1/2021	Aaa/AAA@	720,000	778,262
Sullivan County TN Health Educational & Housing Facilities	5.000	9/1/2016	AA*/AA@	1,000,000	1,046,530
Sullivan County TN Health Educational & Housing Wellmont	5.000	9/1/2017	AA*/AA@	2,500,000	2,606,075
Sullivan County TN Health Educational & Housing Facilities	4.500	9/1/2019	AA*/AA@	1,000,000	1,005,260
Washington County TN General Obligation School and Public I	5.000	4/1/2016	Aaa/AAA@	1,120,000	1,223,701
Wilson County TN Referendum	5.000	4/1/2018	Aaa/AAA@	1,000,000	1,080,480

					38,311,950
GENERAL OBLIGATION BONDS
18.27% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	6/1/2018	Aa2	1,000,000	1,046,100
Franklin TN Water & Sewer Revenue & Tax Bonds	5.000	4/1/2024	Aaa	750,000	823,590
Johnson City TN General Obligation	5.500	5/1/2020	Aaa/AAA*	300,000	310,908
Knoxville TN General Obligation Bonds Series A	5.000	5/1/2020	Aa2/AA*/AA+@	1,430,000	1,566,880
Memphis TN Referendum - General Improvement	5.000	11/1/2015	Aa2/AA*/AA-@	1,250,000	1,370,263
Memphis TN General Improvement	5.000	11/1/2021	Aa2/AA*/AA-@	1,500,000	1,589,145
Memphis TN General Improvement	5.000	5/1/2020	Aa2/AA*/AA-@	2,000,000	2,120,340
Metropolitan Nashville & Davidson County TN General Obligat	5.125	11/15/2019	Aa2/AA*	500,000	516,765
Metropolitan Nashville & Davidson County TN General Obligat	5.875	5/15/2026	Aa2/AA*	100,000	102,713
Shelby County TN - Series A	4.600	11/1/2022	Aa2/AA+*/AA@	500,000	513,675
Williamson County TN Refunding General Obligation Bond	5.000	3/1/2020	Aa1	645,000	700,425
Williamson County TN Series A General Obligation	4.750	4/1/2021	Aa1	750,000	795,053
Williamson County TN Series B GO Bonds	5.000	5/1/2023	Aa1	1,400,000	1,486,436
Williamson County TN General Obligation Bond	5.000	5/1/2022	Aa1	1,400,000	1,494,416
Wilson County TN General Obligation Refunding	5.100	5/1/2016	Aaa/AAA@	745,000	782,108

					15,218,816

HOSPITAL AND HEALTHCARE REVENUE BONDS
13.26% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/1/2018	Aa2/AA*/AA@	1,000,000	1,032,470
Knox County TN Health - Fort Sanders Alliance	5.250	1/1/2015	Aaa/AAA*/AAA@	2,175,000	2,385,149
Knox County TN Health Educational & Housing Facs University	5.750	4/1/2019	Baa1/A-@	1,000,000	1,044,670
Metropolitan Nashville & Davidson County TN Modal	5.500	5/1/2023	Aa2/AA*	2,185,000	2,304,651
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2016	AA*	2,500,000	2,570,875
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2019	AA*	1,660,000	1,708,406

					11,046,220
MUNICIPAL UTILITY REVENUE BONDS
7.12% of Net Assets
Chattanooga TN Electric System Revenue	5.250	9/1/2021	AA*/AA@	1,500,000	1,600,875
Clarksville TN Water Sewer & Gas Revenue	5.250	2/1/2018	Aaa/AAA@	1,000,000	1,046,120
Knoxville TN Gas System Revenue Bond Series J	5.000	3/1/2017	Aa3/AA*	700,000	747,950
Knoxville TN Waste Water System Revenue	5.100	4/1/2018	Aa3/AA*	435,000	453,335
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2016	Aa3/AA*/AA@	700,000	745,059
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2021	Aa3/AA*/AA@	1,085,000	1,149,254
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	1/1/2016	Aa3/A+*	185,000	185,662

					5,928,255
STATE AND LOCAL MORTGAGE REVENUE
5.32% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	1/1/2011	Aa2/AA*	200,000	203,276
TN Housing Development Agency Homeownership Program	5.500	7/1/2020	Aa2/AA*	650,000	664,918
TN Housing Development Agency Series 2001- 3B	5.250	1/1/2020	Aa2/AA*	425,000	440,313
TN Housing Development Agency Mortgage Financing Series A	5.200	7/1/2023	Aa2/AA*	3,000,000	3,123,960

					4,432,466
PREREFUNDED BONDS
4.12% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	7/1/2025	AAA*/AAA@	2,000,000	2,098,560
Metropolitan Nashville & Davidson County TN Adventist Sys	6.250	11/15/2015	A2/A*	1,100,000	1,259,423
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/1/2014	Aaa/AAA*	60,000	72,595

					3,430,578
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.09% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	1/1/2020	AA*	1,700,000	1,742,330

					1,742,330
ESCROWED TO MATURITY BONDS
1.52% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	7/1/2012	Aaa/AAA*	5,000	5,658
Johnson City TN Health & Educational Revenue	5.000	7/1/2018	Aaa/AAA*/AAA@	1,000,000	1,051,450
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	1/1/2011	A2	200,000	205,916

					126,024
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.36% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2010	AAA*	20,000	23,544
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2009	AAA*	25,000	28,182
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2009	AAA*	25,000	28,655
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2010	AAA*	100,000	116,027
Maury County TN Pollution Control Revenue Saturn Corp Proj	6.500	9/1/2024	Baa2/BBB-*	100,000	100,213

					296,622
LEASE REVENUE BONDS
0.32% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	9/1/2012	Baa2/BBB*	250,000	265,565

					265,565

Total Investments (cost $79,846,913)(a) - 98.35% of Net Assets					$81,935,825

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,317,520
Unrealized depreciation	(228,608)

Net unrealized appreciation	$2,088,912

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.71% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/1/2009	Aaa/AAA*/AAA@	$715,000	$776,290
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/1/2006	Aaa/AAA*/AAA@	50,000	50,672
Gatlinburg TN General Obligation	5.000	5/1/2008	Aaa	100,000	104,058
Hawkins County TN General Obligation	4.500	5/1/2008	Aaa/AAA*/AAA@	315,000	326,507
Johnson City TN General Obligation	5.250	6/1/2008	Aaa/AAA*/AAA@	125,000	132,158
Knox County TN Health Education & Housing Facilities Board	5.500	4/15/2011	Baa/AAA*	300,000	312,750
Knox County TN Health Education & Housing Baptist Health S	5.000	4/15/2006	Aaa/AAA*	100,000	101,167
Marshall County TN General Obligation	4.450	12/1/2010	Aaa/AAA@	270,000	283,878
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/1/2008	Aaa/AAA*/AAA@	250,000	255,330
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/1/2012	Aaa/AAA*/AAA@	500,000	559,930
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2008	Aaa/AAA*/AAA@	150,000	158,459
Memphis TN Electric System Revenue Series A	5.000	12/1/2009	Aaa/AAA*/AAA@	200,000	213,052
Memphis TN Sanitation Sewer Revenue	5.000	10/1/2008	Aaa/AAA*/AAA@	350,000	368,312
Metropolitan Government of Nashville & Davidson County Hsg	5.500	1/1/2007	Aaa*	400,000	408,464
Metropolitan Government of Nashville & Davidson County Wtr	5.000	1/1/2008	Aaa/AAA*/AAA@	500,000	520,825
Montgomery County TN General Obligation	5.250	5/1/2007	Aaa	400,000	414,520
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2008	Aaa/AAA*/AAA@	250,000	256,628
Municipal Energy Acquisition Gas Corporation Revenue	4.125	3/1/2009	Aaa/AAA*/AAA@	200,000	205,550
Oak Ridge TN General Obligation Unlimited	4.500	4/1/2007	Aaa/AAA*/AAA@	220,000	225,333
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	4/1/2008	Aaa/AAA*/AAA@	250,000	263,478
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2008	Aaa/AAA*/AAA@	100,000	103,521
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2009	Aaa/AAA*/AAA@	100,000	104,241
Shelby County Health Education & Housing Facility Rhodes C	4.350	8/1/2006	Aaa/AAA*/AAA@	35,000	35,464
Sullivan County TN Wellmont Hospital Health System Project	3.000	9/1/2009	Aa/AA*	475,000	463,130
Sullivan County TN Health Educational & Housing Facility Bo	5.000	9/1/2011	AA*/AA@	335,000	359,790
Tennergy Corporation TN Gas Revenue	5.000	6/1/2008	Aaa/AAA*/AAA@	500,000	525,315
Tennergy Corporation TN Gas Revenue	5.000	6/1/2009	Aaa/AAA*/AAA@	650,000	687,863
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	9/1/2006	Aaa/AAA*/AAA@	100,000	101,421
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	9/1/2007	Aaa/AAA*/AAA@	210,000	217,613
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	9/1/2007	Aaa/AAA*/AAA@	300,000	310,929
TN Energy Acquisition Corporation Gas Revenue Ser:B	4.500	9/1/2008	Aaa/AAA*/AAA@	295,000	305,266
TN State General Obligation Series A	5.250	2/1/2008	Aaa/AAA*/AAA@	140,000	147,308
Wilson County TN General Obligation	5.000	4/1/2013	Aaa/AAA@	720,000	784,771

					10,083,990
GENERAL OBLIGATION BONDS
25.53% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	9/1/2010	Aa2/AA*/AA@	500,000	548,365
Hamilton County TN General Obligation Series A	4.550	8/1/2009	Aa1/AA+@	100,000	103,128
Knox County TN Public Improvement General Obligation	5.100	5/1/2008	Aa2/AA*	90,000	94,232
Madison County TN General Obligation	4.000	4/1/2014	Aa3	700,000	709,205
Metropolitan Government of Nashville & Davidson County TN	5.250	10/15/2009	Aa2/AA*/AA+@	120,000	128,597
Metro Government Nashville & Davidson County TN Improvement	5.000	10/15/2008	Aa2/AA*/AA+@	500,000	528,110
Metropolitan Government of Nashville & Davidson County GO	5.250	10/15/2009	Aa2/AA*/AA+@	380,000	407,223
Metropolitan Government Nashville & Davidson County TN GO	4.250	11/15/2007	Aa2/AA*	100,000	102,614
Metropolitan Government Nashville & Davidson County TN Gene	5.125	11/15/2013	Aa2/AA*	300,000	322,707
Rutherford County TN General Obligation	5.000	4/1/2009	Aa2/AA*	250,000	264,373
Rutherford County TN Public Improvement General Obligation	4.250	4/1/2009	Aa2/AA*	200,000	206,570
Shelby County TN Public Improvement General Obligation S:A	5.500	4/1/2009	Aa2/AA+*/AA@	100,000	107,323
Shelby County TN Public Improvement & Schools	5.000	4/1/2008	Aa2/AA+*/AA@	000,000.00	1,044,680
Tennessee State General Obligation Series B	5.000	5/1/2009	Aa2/AA*/AA@	300,000	317,523

					4,884,649
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.41% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vand	5.750	1/1/2008	Aa2/AA*	250,000	264,965
Metropolitan Government of Nashville & Davidson County Vand	6.000	5/1/2008	Aa2/AA*	510,000	545,414
Tn State School Board Authority Higher Education Facility	4.300	5/1/2008	Aa3/AA-*	490,000	503,019
Tennessee State School Board Authority Higher Education Fa	4.800	5/1/2014	Aa2/AA-*	100,000	104,266

					1,417,665

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.31% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/1/2006	Aa2/AA*/AA@	700,000	720,748
Knox County TN Hospital Facility Revenue Catholic Healthca	4.500	10/1/2011	A1/AA-*/AA-@	100,000	103,183

					823,931
PREREFUNDED BONDS
4.13% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	6/1/2011	Aaa	100,000	104,371
Memphis TN General Improvement	5.250	4/1/2016	Aa3/AA*/AA-@	450,000	478,188
Unicoi County TN General Obligation Unlimited	5.400	4/1/2010	Aaa/AAA*	200,000	206,758

					789,317
LEASE REVENUE BONDS
2.72% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	9/1/2009	Baa2/BBB*	250,000	261,190
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/1/2006	Aa3/AA-*/A+@	255,000	258,300

					519,490
MUNICIPAL UTILITY REVENUE BONDS
1.47% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	3/1/2010	Aa3/AA*	170,000	179,053
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/1/2009	Aa3/AA*/AA@	100,000	102,820

					281,873
STATE AND LOCAL MORTGAGE REVENUE BONDS
.63% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	1/1/2009	NR	240,000	120,000

					120,000

Total Investments (cost $18,958,357)(a) - 98.9 % of Net Assets					$18,920,914

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value At September 30, 2005, fair valued securities represent 0.63% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$122,118
Unrealized depreciation	(159,561)

Net unrealized appreciation	$(37,443)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies — 100%

September 30, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
46.29% of Net Assets
Federal Home Loan Mortgage Corporation	5.125%	6/8/2015	Aaa/AAA*/AAA@	$1,500,000	$1,481,031
Federal Home Loan Banks Medium Term Note	7.000	8/15/2014	Aaa/AAA	500,000	585,787
Federal Home Loan Bank	5.625	2/12/2018	Aaa/AAA	1,500,000	1,492,508
Federal Home Loan Bank	5.620	8/6/2018	AAA/Aaa	3,000,000	2,960,349
Federal Home Loan Bank	5.220	12/15/2014	Aaa/AAA	1,000,000	990,595
Federal Home Loan Bank	5.375	4/22/2015	Aaa/AAA*/AAA@	3,025,000	3,087,418

					10,597,687
FEDERAL NATIONAL MORTGAGE ASSOCIATION
23.60% of Net Assets
Federal National Mortgage Association	5.750	11/7/2017	Aaa/AAA	400,000	400,046
Federal National Mortgage Association	5.300	8/15/2013	AAA/Aaa	2,000,000	2,025,148
Federal National Mortgage Association	5.500	12/9/2014	Aaa/AAA	1,000,000	1,000,208
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA	1,000,000	993,671
Federal National Mortgage Association	5.210	6/30/2015	Aaa/AAA*/AAA@	1,000,000	984,024

					5,403,097
FEDERAL HOME LOAN MORTGAGE
12.66% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	3/27/2018	Aaa /AAA	500,000	487,079
Federal Home Loan Mortgage Corporation	5.125	11/7/2013	Aaa/AAA	1,000,000	1,000,817
Federal Home Loan Mortgage Corporation Note	4.875	3/15/2007	Aaa/AAA	1,400,000	1,410,413

					2,898,308
FEDERAL FARM CREDIT
9.38% of Net Assets
Federal Farm Credit Bank	5.300	6/24/2014	Aaa/AAA	2,050,000	2,147,521

					2,147,521
STUDENT LOAN MARKETING ASSOCIATION
5.07% of Net Assets
Student Loan Marketing Association	7.300	8/1/2012	Aaa/AAA	1,000,000	1,159,968

					1,159,968
CASH EQUIVALENTS
1.16% of Net Assets
US Bank U.S. Treasury Money Market Fund				265,024	265,024

					268,024
Total Investments (cost $22,105,272)(a) - % of Net Assets					$22,471,605

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$416,664
Unrealized depreciation	(51,640)

Net unrealized appreciation	$365,024

Item 2.	Controls and Procedures.

On November 7, 2005 the Registrant’s President and Treasurer assessed the internal controls and procedures and disclosures controls to insure that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported in the time periods specified by the Securities and Exchange Commission’s rules and forms. Internal controls over financial reporting were reviewed to assure reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Said review included the procedures for maintenance of records to fairly reflect transactions and disposition of assets of the Registrant; review of procedures to assure recordation of transaction; review of receipts and expenditures of the Registrant to assure that such are being made only in accordance with authorization of management of the Registrant; and review of procedures to assure the prevention or timely detection of unauthorized acquisition, use, or disposition of Registrant’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures effective. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the first quarter of the fiscal year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.